Other Financial Liabilities - Summary of Other Financial Liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	$ 2,566,789,182	$ 2,189,677,467
Creditors for Purchase to be Settled
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	33,611,229	153,206,639
Collections and Other Transactions on Behalf of Third Parties
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	264,051,994	159,236,312
Obligations for Purchase Financing
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	1,504,813,962	1,518,652,993
Creditors for Purchase of Foreign Currency to be Settled
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	73,522,165	125,846,132
Accrued Fees Payable
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	20,389,346	32,819,529
Sundry Items Subject to Minimum Cash
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	34,475,566	14,356,743
Sundry Items not Subject to Minimum Cash
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	559,356,180	68,985,984
Financial Liabilities for guarantees and sureties granted (financial guarantee contracts)
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	13,729,145	4,411,426
Cash or equivalents for purchases or cash sales to be settled
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	780,598	148,680
Lease Liabilities
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	59,387,390	48,182,059
Other Financial Liabilities
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	$ 2,671,607	$ 63,830,970